Basis of presentation and description of business	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Basis of presentation and description of business
Basis of presentation and description of business

Note 1. Basis of presentation and description of business

Description of business

Jamf Holding Corp. and its wholly owned subsidiaries, collectively, are referred to as the “Company,” “we,” “us” or “our.” We are the standard in Apple Enterprise Management, and our cloud software platform is the only vertically‑focused Apple infrastructure and security platform of scale in the world. We help organizations connect, manage and protect Apple products, apps and corporate resources in the cloud without ever having to touch the devices. With our products, Apple devices can be deployed to employees brand new in the shrink‑wrapped box, automatically set up and personalized at first power‑on and continuously administered throughout the life of the device. Our customers are located throughout the world.

Initial public offering

On July 24, 2020, the Company closed its initial public offering (“IPO”) through which it issued and sold 13,500,000 shares of common stock at a price per share to the public of $26.00 (the “IPO Price”).  In connection with the IPO, the Company raised approximately $319.0 million after deducting the underwriting discount and commissions of $24.7 million and offering expenses of $7.3 million. Upon completion of the IPO, authorized capital stock consisted of 500,000,000 shares of common stock, par value $0.001 per share, and 50,000,000 shares of undesignated preferred stock, par value $0.001 per share.

Concurrently with the Company’s IPO, the Company issued and sold 85,880 shares of its common stock in a private placement to certain of its named executive officers, certain of its other employees and its independent directors at the IPO Price for aggregate consideration of approximately $2.2 million.

Upon closing of the IPO, the Company repaid $205.0 million of the principal amount of its then existing Term Loan Facility (the “Prior Term Loan Facility”) and paid $3.4 million of accrued interest and $2.0 million of prepayment penalty. The Company also wrote off $3.2 million of remaining debt issuance costs upon repayment of the debt. The Company recorded a loss on debt extinguishment of $5.2 million for the prepayment penalty and write off of debt issuance costs in the third quarter of 2020.

Vista Equity Partners acquisition

On November 13, 2017, Vista Equity Partners (“Vista”) acquired a majority share of all the issued and outstanding shares of the Company at the purchase price of $733.8 million (the “Vista Acquisition”). As of September 30, 2020, funds controlled by Vista own approximately 72.9% of our outstanding common stock. As a result, we are a “controlled company” under NASDAQ Global Select Market (“NASDAQ”) corporate governance rules.

Emerging growth company status

We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies.

We have elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it is (i) no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, our consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

We will remain an emerging growth company for the first five fiscal years after the completion of our IPO, unless one of the following occurs: (i) our total annual gross revenue is at least $1.07 billion,  (ii) we have issued more than $1.0 billion in non‑convertible debt securities during the prior three‑year period, or (iii) we are deemed to be a large accelerated filer, which means the market value of our common stock that is held by non‑affiliates exceeds $700.0 million as of the prior June 30.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and include all adjustments necessary for the fair presentation of the consolidated financial position, results of operations, and cash flows of the Company.

Unaudited Interim Consolidated Financial Information

The accompanying interim consolidated balance sheet as of September 30, 2020, the consolidated statements of operations and of stockholders’ equity for the three and nine months ended September 30, 2020 and 2019 and the consolidated statements of cash flows for the nine months ended September 30, 2020 and 2019 and the related footnote disclosures are unaudited. These unaudited interim consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in management’s opinion, include all adjustments necessary for the fair presentation of the consolidated financial position, results of operations, and cash flows of the Company. All adjustments made were of a normal recurring nature. The results for the three and nine months ended September 30, 2020 are not necessarily indicative of the results to be expected for the year ending December 31, 2020 or for any future period.

Subsequent events

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

Use of estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the reporting date, and the reported amounts of revenues and expenses during the reporting period. These estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future and include, but are not limited to, revenue recognition, stock‑based compensation, commissions, goodwill and accounting for income taxes. Actual results could differ from those estimates.

Segment and Geographic Information

Our chief operating decision maker (“CODM”) is our Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance and allocating resources. We operate our business as one operating segment and therefore we have one reportable segment.

Revenue by geographic region as determined based on the end user customer address was as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
	(in thousands)
Revenue:
The Americas	$54,631	$42,459	$149,806	$112,980
Europe, the Middle East, India, and Africa	11,754	9,313	32,483	25,972
Asia Pacific	4,019	2,796	10,736	8,054
	$70,404	$54,568	$193,025	$147,006

Note 1. Basis of presentation and description of business

Description of business

Jamf Holding Corp. and its wholly owned subsidiaries, collectively, are referred to herein as the “Company,” “we,” “us” or “our.” Effective June 25, 2020, the name of the Company was changed from Juno Topco, Inc. to Jamf Holding Corp. The Company helps organizations connect, manage and protect Apple products, apps and corporate resources in the cloud without ever having to touch the devices. With our products, Apple devices can be deployed to employees brand new in the shrink-wrapped box, automatically set up and personalized at first power-on and continuously administered throughout the life of the device. The Company’s customers are located throughout the world.

Emerging Growth Company Status

We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies.

We have elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that we are (i) no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, our consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

We will remain an emerging growth company for the first five fiscal years after the completion of our IPO, unless one of the following occurs: (i) our total annual gross revenue is at least $1.07 billion, (ii) we have issued more than $1.0 billion in non-convertible debt securities during the prior three year period, or (iii) we are deemed to be a large accelerated filer, which means the market value of our common stock that is held by non-affiliates exceeds $700.0 million as of the prior June 30.

Vista Equity Partners acquisition

On November 13, 2017, pursuant to an Agreement and Plan of Merger by and among Juno Intermediate, Inc. (“Juno Intermediate”), Merger Sub, Inc. (“Merger Sub”), and JAMF Holdings, Inc. (“Holdings”), Vista Equity Partners (“Vista”) acquired a majority share of all the issued and outstanding shares of Holdings at the purchase price of $733.8 million (the “Vista Acquisition”). Merger Sub was absorbed into Holdings as part of the acquisition and Juno Intermediate survived and was considered the accounting acquirer. The Company accounted for the Vista Acquisition by applying the acquisition method of accounting for business combinations in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations (“ASC 805”).

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and include all adjustments necessary for the fair presentation of the consolidated financial position, results of operations, and cash flows of the Company.

Use of estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the reporting date, and the reported amounts of revenues and expenses during the reporting period. These estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future and include, but are not limited to, revenue recognition, stock‑based compensation, commissions, goodwill and accounting for income taxes. Actual results could differ from those estimates.

Segment and Geographic Information

Our chief operating decision maker (“CODM”) is our Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance and allocating resources. We operate our business as one operating segment and therefore we have one reportable segment.

Revenue by geographic region as determined based on the end user customer address was as follows:

	Years Ended
	December 31,
($000's)	2019	2018

Revenue:
The Americas	$156,259	$117,454
Europe, the Middle East, India, and Africa	36,235	20,536
Asia Pacific	11,533	8,572
	$204,027	$146,562